Unaudited Quarterly Results (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]

	2015 Quarter Ended
	Mar-31	Jun-30	Sept-30	Dec-31
Revenues	$12,270	$12,781	$15,182	$22,017
Operating loss	(48,399)	(135,856)	(16,255)	(291,137)

Net loss	(52,065)	(138,645)	(18,052)	(302,036)

Net loss per share Basic(2)	$(3.60)	$(8.50)	$(0.66)	$(11.02)

Net loss per share Diluted(2)	$(3.60)	$(8.50)	$(0.66)	$(11.02)

Weighted average common shares outstanding- Basic	14,454,515	16,303,064	27,277,307	27,399,103
Weighted average common shares outstanding- Diluted	14,454,515	16,303,064	27,277,307	27,399,103

	2014 Quarter Ended
	Mar-31	Jun-30	Sept-30	Dec-31
Revenues	$5,467	$13,180	$12,608	$17,732
Operating loss	(11,157)	(15,289)	(19,069)	(71,973)

Net loss	(10,656)	(15,002)	(18,909)	(71,998)

Net loss per share Basic(2)	$(0.96)	$(1.35)	$(1.70)	$(5.72)

Net loss per share Diluted(2)	$(0.96)	$(1.35)	$(1.70)	$(5.72)

Weighted average common shares outstanding- Basic	11,050,909	11,103,076	11,104,001	12,593,330
Weighted average common shares outstanding- Diluted	11,050,909	11,103,076	11,101,001	12,593,330